SHARE-BASED COMPENSATION (Details 5) (Options) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Cost of revenues USD ($)	Dec. 31, 2013 Cost of revenues CNY	Dec. 31, 2012 Cost of revenues CNY	Dec. 31, 2011 Cost of revenues CNY	Dec. 31, 2013 Sales and marketing expenses USD ($)	Dec. 31, 2013 Sales and marketing expenses CNY	Dec. 31, 2012 Sales and marketing expenses CNY	Dec. 31, 2011 Sales and marketing expenses CNY	Dec. 31, 2013 General and administration expenses USD ($)	Dec. 31, 2013 General and administration expenses CNY	Dec. 31, 2012 General and administration expenses CNY	Dec. 31, 2011 General and administration expenses CNY	Dec. 31, 2013 Research and development expenses USD ($)	Dec. 31, 2013 Research and development expenses CNY	Dec. 31, 2012 Research and development expenses CNY	Dec. 31, 2011 Research and development expenses CNY
Share-based compensation
Total compensation expense	$ 1,957	11,852	16,088	26,956	$ 275	1,665	2,896	4,047	$ 636	3,853	6,917	9,669	$ 633	3,833	3,219	8,968	$ 413	2,501	3,056	4,272